Deferred shipping revenues	9 Months Ended
Sep. 30, 2023
Deferred shipping revenues [Abstract]
Deferred shipping revenues
Note 8 – Deferred shipping revenues

Deferred shipping revenues relate to charter hire payments paid in advance. As of September 30, 2023, $4.4 million was recognized as deferred shipping revenues in the interim condensed consolidated statement of financial position, compared to $4.2 million as of December 31, 2022.